LONG-TERM DEBT AND OTHER DEBTS (Tables)	3 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Schedule of Long-term and Other Debts

	March 31, 2023	December 31, 2022
	$	$
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2024 (Note 6.1)	69,778,688	71,916,716
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 6.2)	16,661,693	10,381,986
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 6.3)	6,256,317	6,189,814
Loans on research and development tax credits and subsidies receivable (Note 6.4)	22,168,034	22,150,030
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 6.5)	28,727	34,802
	114,893,459	110,673,348
Current portion of long-term debt and other debts	22,346	24,713
Long-term portion of long-term debt and other debts	114,871,113	110,648,635
6 - LONG-TERM DEBT AND OTHER DEBTS
As at March 31, 2023, the weighted average all-in interest rate was 6.46%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of CA$20,000,000	April 2023	4.26% - 5.02% plus 1.75% stamping fee
Loans in the amount of US$55,000,000	April 2023	5.41% - 6.72%, including spread of 1.75%
As at December 31, 2022, the weighted average all-in interest rate was 5.46%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of CA$50,000,000	January 2023	3.67% - 4.71% plus 1.50% stamping fee
Loans in the amount of US$35,000,000	January 2023	4.42% - 5.80%, including spread of 1.50%